Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - Mortgages - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	£ 542	£ 555
Term Extension | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	56	137
Term Extension | –Stage 1 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	48	115
Term Extension | –Stage 2 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	7	21
Term Extension | –Stage 3 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	1	1
Interest-only | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	1,085	1,740
Interest-only | –Stage 1 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	786	1,257
Interest-only | –Stage 2 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	286	461
Interest-only | –Stage 3 | Other loans
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	£ 13	£ 22